SHARE BASED COMPENSATION (Details)	1 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2022 $ / shares shares	Apr. 30, 2022 kr / shares $ / shares shares	Apr. 30, 2022 kr / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares (in shares)				967,509	980,000
Share options outstanding (in shares)				650,000	615,000
Weighted average exercise price (in USD per share) | $ / shares				$ 13.89	$ 14.21
Weighted average remaining contractual term				4 years 2 months 12 days	4 years 7 months 6 days
Share options vested and expected to vest, outstanding (in shares)				0	0
April 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised in period (in shares)		15,000	15,000
Treasury shares (in shares)		12,491	12,491
Share options, exercice price (in USD or NOK per share) | (per share)		$ 4.90	kr 42.84
Cash dividend (in USD per share) | $ / shares		$ 2.70
Share price (in NOK per share) | kr / shares		$ 256.20	kr 256.20
May 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised in period (in shares)	50,000
Share options, exercice price (in USD or NOK per share) | $ / shares	$ 25.00
Term of award	five-year
Stock option vesting period	3 years
May 2022 | Year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option vesting schedule	25.00%
May 2022 | Year two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option vesting schedule	35.00%
May 2022 | Year three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option vesting schedule	40.00%